Risk Management (Details 11) - Credit Risk [Member] - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Total	$ 26,258,710	$ 24,368,176
Properties/Mortgages [Member] | Non-impaired Financial Assets [Member]
Disclosure of financial assets [line items]
Total	23,371,510	22,047,354
Properties/Mortgages [Member] | Impaired Financial Assets [Member]
Disclosure of financial assets [line items]
Total	101,456	119,181
Investments & Others [Member] | Non-impaired Financial Assets [Member]
Disclosure of financial assets [line items]
Total	2,785,219	2,200,776
Investments & Others [Member] | Impaired Financial Assets [Member]
Disclosure of financial assets [line items]
Total	$ 525	$ 865